Intangible assets and goodwill - Summary of Remaining Balance Expected to be Amortized (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	$ 19,981	$ 14,797
Later than one year and not later than two years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	2,682	2,571
Later than two years and not later than three years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,901	2,454
Later than three years and not later than four years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,901	1,860
Later than four years and not later than five years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,886	1,858
Later Than Five Years And Not Later Than Six Years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,882	1,796
Later Than Six Years And Not Later Than seven Years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,882	1,139
Later Than Seven Years And Not Later Than Eight Years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,867	1,139
Later Than Eight Years And Not Later Than Nine Years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,644	1,139
Later Than Nine Years And Not Later Than Ten Years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	844	841
Later Than Ten Years And Not Later Than Twenty Four Years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	$ 3,492	$ 0